PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

CORE BOND FUND

FIXED INCOME FUND

(TOGETHER, THE “FUNDS”)

SUPPLEMENT DATED JULY 6, 2023 TO

THE FUNDS’ PROSPECTUS AND SAI DATED JULY 29, 2022, AS SUPPLEMENTED

Thomas Swaney is no longer a portfolio manager of the Funds. Morten Olsen will remain as portfolio manager of the Funds. All references to Thomas Swaney in the Funds’ Prospectus and SAI are hereby deleted.

Please retain this supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO&SAI COMBO 7/23